BRIGHTHOUSE LIFE INSURANCE COMPANY
Brighthouse Separate Account A
Series VA (offered on and after May 2, 2016)
Supplement dated June 8, 2026 to the Prospectus dated April 27, 2026
This supplement revises information in the prospectus dated April 27, 2026 for Series VA (offered on and after May 2, 2016) variable annuity contracts issued by Brighthouse Life Insurance Company (“we,” “us,” or “our”) to reflect an increase to the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates available under the FlexChoice Access Level variation of the GLWB rider for ages 65+ and GLWB Withdrawal Rates available under the FlexChoice Access Expedite variation of the GLWB rider for ages 65+. These changes are effective June 22, 2026 and this supplement explains which rates you will receive if you purchase a contract.
This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like a copy of the prospectus, write to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 4301, Clinton, IA 52733-4301, or call us at (888) 243-1932, to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.
Contracts issued prior to June 22, 2026 will receive the FlexChoice Access GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates indicated in the April 27, 2026 prospectus.
Contracts issued on and after June 22, 2026 will receive the new FlexChoice Access GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates indicated below.
New FlexChoice Access GLWB Rate Table effective June 22, 2026
Under “Living Benefits — Guaranteed Lifetime Withdrawal Benefit — GLWB Rate Table” in the prospectus, for FlexChoice Access Level and FlexChoice Access Expedite, 1) replace the “ — ” in the column “Date Last Available” with “06/21/26,” and 2) insert the following new rows as the first rows of the FlexChoice Access Level and FlexChoice Access Expedite rate tables:
FlexChoice Access Level
Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
06/22/26[1]	—	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	5.00%	4.00%
						65+	6.50%	6.50%	5.50%

SUPP-FCVA-0626

FlexChoice Access Expedite
Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
06/22/26[1]	—	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	6.50%	79 or younger	3.00%	2.50%
								80+	3.50%	2.75%
						65+	9.00%	79 or younger	3.50%	2.75%
								80+	3.50%	2.75%

1.
FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase.
2.
When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE